Benefit Plans (Summary Of The Value Of Non-Vested Share Awards Granted And Vested) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefit Plans [Abstract]
Weighted-average grant-date fair value of non-vested share awards grant (per share)	$ 35.81	$ 40.91	$ 67.99
Total fair value of non-vested share awards vested during the period (in millions)	$ 22.1	$ 18.6	$ 17.9